Accounts Payable and Other Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Accounts Payable and Other Liabilities
Schedule of accounts payable and other liabilities

	September 30,	December 31,
	2013	2012
	(in thousands)

Accounts payable	$14,135	$14,630
Community development district obligations (Note 9)	8,187	9,680
Deferred income	4,928	7,114
Warranty reserves (Note 10)	1,375	1,077
Accrued interest	2,106	676
Other	9,141	6,830
Total accounts payable and other liabilities	$39,872	$40,007

	December 31,
	2012	2011
	(In Thousands)
Accounts payable	$14,630	$10,220
Community development district obligations (Note 10)	9,680	10,681
Deferred income	7,114	6,644
Warranty reserve (Note 11)	1,077	840
Accrued interest	676	36
Other	6,830	5,382

	$40,007	$33,803